Liquidity and Going Concern (Details Textual) (USD $)	6 Months Ended		12 Months Ended		189 Months Ended	195 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012	Nov. 23, 2011	Dec. 31, 2009	Mar. 17, 1996
Working Capital Deficit	$ 29,400,000		$ 50,600,000		$ 50,600,000	$ 29,400,000
Deficit accumulated during the development stage	272,079,000		251,778,000	218,948,000	251,778,000	272,079,000
Net Cash used in Operating Activities	(8,374,000)	(5,041,000)	(14,707,000)	(6,376,000)	(117,200,000)	(125,574,000)
Accounts payable	6,895,000		3,808,000	2,835,000	3,808,000	6,895,000	9,200,000
Proceeds from issuance of note payable	0	6,222,000	2,130,000	1,140,000	7,980,000	19,230,000
Number Of Common Stock Owned By Related Party	4,450,134		4,450,759
Percentage Of Common Stock Outstanding Held By Related Party	43.00%		45.00%		45.00%	43.00%
Beneficial Ownership Interest Number Of Shares	7,534,935		6,920,006
Beneficial Ownership Interest Percentage	56.00%		56.00%
Non Cash Liabilities Not Expected To Settle With Cash Payments			30,500,000		30,500,000
Net Cash provided by Financing Activities	8,847,000	11,716,000	14,624,000	6,609,000	119,431,000	128,278,000
Cash and cash equivalents	430,000	6,702,000	24,000	153,000	24,000	430,000		65,000	0
Subsequent Event [Member]
Proceeds From Issuance Of Common Stock and Small Loans			3,400,000
Maximum [Member]
Warrants Contractual Term	5 years
Minimum [Member]
Warrants Contractual Term	3 years
Toucan [Member]
Convertible Notes Payable	4,300,000					4,300,000
Toucan [Member] | 2009 [Member]
Non Cash Liabilities Not Expected To Settle With Cash Payments			1,150,000		1,150,000
Toucan [Member] | 2011 [Member]
Non Cash Liabilities Not Expected To Settle With Cash Payments			100,000		100,000
Toucan [Member] | Maximum [Member]
Debt Instrument, Convertible, Conversion Price	$ 9.12					$ 9.12
Toucan [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price	$ 3.20					$ 3.20
Cognate Bio Services, Inc. [Member]
Accounts payable	3,300,000		9,200,000		9,200,000	3,300,000
Conversion of preferred stock into common stock (in shares)			2,875,000
Artecel Inc. [Member]
Proceeds from issuance of note payable			700,000
Convertible Loan Of Average Lowest Five Days, Percentage	90.00%
Warrant Coverage Percentage	100.00%
Warrants Contractual Term	5 years
Warrant, Exercise Price	$ 6.40
Proceeds From Operational Loan			$ 734,000